UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

        Dreyfus Premier Fixed Income Funds
        (Formerly: Dreyfus Debt and Equity Funds, Inc.)
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number: 811-4748

      Securities Act File Number:  33-7172

4(a). Last day of fiscal year for which this notice is filed:

            October 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
      Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

DREYFUS PREMIER CORE BOND FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $1,139,071,318
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 1,006,207,024
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $
              repurchased during any PRIOR fiscal year ending no      ----------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 1,006,207,024
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $ 132,864,294
              5(iv)[subtract Item 5(iv) from Item 5(i)]:                        ---------------

         (vi) Redemption credits available for use in future          $0
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$  12,223.52
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$12,223.52
                                                                                =============
DREYFUS PREMIER CORE BOND FUND - CLASS B

5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 159,332,537
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 44,780,318
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 44,780,318
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $ 114,552,219
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $( )
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$ 10,538.80
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$10,538.80
                                                                                =============

DREYFUS PREMIER CORE BOND FUND - CLASS C

5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 58,888,194
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 37,300,897
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 37,300,897
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $ 21,587,297
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $()
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$ 1,986.03
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$1,986.03
                                                                                =============

DREYFUS PREMIER CORE BOND FUND - CLASS R

5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 4,354,342
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 1,890,353
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 1,890,353
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $ 2,463,989
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $( )
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$ 226.69
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$226.69
                                                                                =============


DREYFUS PREMIER STRATEGIC INCOME FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 240,236
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 679,004
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 679,004
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $ 438,768
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$ 0.00
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$0.00
                                                                                =============

DREYFUS PREMIER STRATEGIC INCOME FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 1,126,541
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 914,931
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 914,931
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $ 211,610
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $ -0-
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$ 19.47
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$19.47
                                                                                =============



DREYFUS PREMIER STRATEGIC INCOME FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 572,503
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 237,425
              repurchased during the fiscal year:                     ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$ 237,425
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $ 335,078
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $ -0-
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  X   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$  30.83
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                                =$30.83
                                                                                =============

DREYFUS PREMIER STRATEGIC INCOME - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the                $ 32,121
              fiscal year pursuant to section 24(f):                            ---------------

         (ii) Aggregate price of securities redeemed or               $ 140,000
              repurchased during the fiscal year:                     ---------------


        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no      ---------------
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:

         (iv) Total available redemption credits [add Items                     -$  140,000
              5(ii) and 5(iii):                                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item                     $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                       ---------------

         (vi) Redemption credits available for use in future          $ 107,879
              years -- if Item 5(i) is less than Item 5(iv)           ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See                  x   .000092
              Instruction C.9):                                                 --------------

       (viii) Registration fee due (multiply Item 5(v) by Item                  =$ 0.00
              5(vii) (enter "0" if no fee is due):                              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                +$   N/A
                                                                                -------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                =$ 0.00
                                                                                =============



TOTAL FOR ALL FUNDS:                                                            =$25,025.34
                                                                                =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                   SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*     /s/ John B. Hammalian
                                    ------------------------------------
                                    John B. Hammalian, Secretary


      Date:


* Please print the name and title of the signing officer below the signature.